Inventories - Schedule (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Inventories [Line Items]
Less: Impairment	$ (3,716)	$ (193)
Inventories	5,537	12,667
Hardware Devices [Member]
Inventories [Line Items]
Inventories	9,091	12,377
Others [Member]
Inventories [Line Items]
Inventories	$ 162	$ 483